LOANS PAYABLE (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 26, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt unpaid amount				$ 93,000
Debt instrument interest rate				5.00%
Penalty				$ 1,229
Cash		$ 64,655		41,870	$ 41,951
Maturity date	Apr. 18, 2024
Debt discount		130,506		18,070
Interest expense debt		6,207	$ 10,789	12,779	1,306
Amortization of debt discount		23,904		1,096
Loans payable		525,150		422,150	28,000
Amortization of debt discount		189,713	3,500	11,026
Borrowings		103,000	283,150	369,150	40,500
Debt default long term debt amount		525,150		398,246	28,000
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 100,000
Cash	$ 75,000
Maturity date	Apr. 18, 2024
Debt discount	$ 25,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Borrowings				394,150	40,500
Repayment of debt				0	12,500
Loans payable		525,150		422,150	28,000
Interest expense		20,291		14,085	1,306
Amortization of debt discount		0		23,904	$ 0
Borrowings		103,000	$ 283,150
Six And Five Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt default long term debt amount		$ 193,000		$ 93,000